UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21333

        Nuveen Preferred and Convertible Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund 2 (JQC)
September 30, 2004

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 46.1% (31.6% of Total Investments)
	Auto Components - 0.7%
557,500	Delphi Trust I		8.250%	Baa3	NR	$ 14,405,800

	Beverages - 0.1%
42,500	Grand Metropolitan Delaware LP		9.420%	NR	BBB+	1,088,000

	Commercial Banks - 14.8%
53,700	Abbey National plc		7.250%	A1	NR	1,404,255
301,600	Abbey National plc		7.375%	A2	A	8,034,624
34,200	Abbey National plc, Series B		7.375%	A2	A	924,768
863,770	ABN AMRO Capital Fund Trust V		5.900%	A2	A	20,419,523
96,400	ABN AMRO Capital Fund Trust VI		6.250%	A2	NR	2,409,036
111,600	ASBC Capital I		7.625%	Baa1	BBB-	2,990,880
203,410	BAC Capital Trust I		7.000%	Aa3	A-	5,331,376
560,200	BAC Capital Trust II		7.000%	Aa3	A-	14,789,280
163,900	BAC Capital Trust III		7.000%	Aa3	A-	4,338,433
1,150,000	Banco Santander SA, 144A		6.410%	A2	BBB+	28,352,100
71,750	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,917,074
19,000	BancWest Capital I		9.500%	A3	A-	516,800
5,200	Bank One Capital I		8.000%	A1	A-	131,976
15,700	Bank One Capital II		8.500%	A1	A-	414,794
167,700	Bank One Capital Trust VI		7.200%	A1	A-	4,460,820
32,200	Bank One Capital V		8.000%	A1	A-	858,130
51,400	BankNorth Capital Trust II		8.000%	Baa1	BB+	1,377,520
5,400	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	142,290
1,700	BCH Capital Ltd., Series B		9.430%	A2	BBB+	45,016
27,000	BNY Capital Trust IV, Series E		6.875%	A1	A-	681,750
306,984	BNY Capital Trust V, Series F		5.950%	A1	A-	7,557,946
56,300	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	1,486,320
145,800	Chittenden Capital Trust I		8.000%	Baa1	BB+	3,924,936
25,500	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	690,795
268,800	Citigroup Capital Trust IX		6.000%	Aa2	A	6,666,240
30,200	Citigroup Capital Trust VI		6.875%	Aa2	A	762,852
186,200	Citigroup Capital Trust VII		7.125%	Aa2	A	4,910,094
1,006,400	Citigroup Capital Trust VIII		6.950%	Aa2	A	26,357,616
24,000	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	1,318,800
146,500	Cobank ABC, 144A (a)		7.000%	NR	NR	8,035,818
108,000	Comerica Capital Trust I		7.600%	A3	BBB+	2,814,480
196,300	Compass Capital Trust III		7.350%	A3	BBB-	5,209,802
30,800	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	815,584
41,700	Fannie Mae (a)		5.125%	Aa3	NR	1,872,330
49,000	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	1,294,090
22,600	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	644,100
18,800	First Union Institutional Capital II, Series III (CORTS)		7.500%	A1	BBB+	484,100
18,900	Fleet Capital Trust II (CORTS)		8.000%	Aa3	A-	505,008
4,400	Fleet Capital Trust VI		8.800%	Aa3	A-	114,840
512,200	Fleet Capital Trust VII		7.200%	Aa3	A-	13,445,250
430,300	Fleet Capital Trust VIII		7.200%	Aa3	A-	11,329,799
12,300	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)		6.000%	NR	A+	297,537
43,200	JPM Capital Trust (CORTS)		7.200%	A2	A-	1,135,728
9,900	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	NR	263,241
71,965	JPMorgan Chase & Company (PCARS)		7.125%	A2	A-	1,877,567
22,000	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	583,000
712,420	JPMorgan Chase Capital Trust X		7.000%	A1	NR	18,693,901
73,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,931,632
35,000	KeyCorp (PCARS)		7.500%	A3	NR	943,950
27,700	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	731,834
34,300	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	915,810
84,900	National Commerce Capital Trust II		7.700%	A1	A-	2,271,924
63,900	National Westminster Bank plc, Series A		7.875%	Aa2	A+	1,642,230
21,700	ONB Capital Trust II		8.000%	Baa2	BB+	591,325
53,300	PNC Capital Trust		6.125%	A3	BBB	1,311,713
26,000	Regions Finance Trust I		8.000%	A2	BBB+	694,200
300,700	Royal Bank of Scotland Group plc, Series L		5.750%	NR	NR	7,123,583
139,200	SunTrust Capital Trust IV		7.125%	A1	A-	3,655,392
108,900	SunTrust Capital Trust V		7.050%	A1	A-	2,845,557
13,600	UBS Preferred Funding Trust III		7.250%	A1	AA-	357,952
662,100	USB Capital Trust III		7.750%	A1	A-	17,578,755
328,500	USB Capital Trust IV		7.350%	A1	A-	8,695,395
288,200	USB Capital Trust V		7.250%	A1	A-	7,559,486
39,100	VNB Capital Trust I		7.750%	Baa1	BBB	1,039,278
45,800	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	1,208,204
40,000	Wells Fargo Capital Trust IV		7.000%	Aa2	A	1,056,400
420,800	Wells Fargo Capital Trust V		7.000%	Aa2	A	10,974,464
109,000	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	2,852,530
236,550	Wells Fargo Capital Trust VII		5.850%	Aa2	A	5,752,896
117,300	Zions Capital Trust B		8.000%	Baa1	BB+	3,192,906

	Computers & Peripherals - 0.1%
16,400	IBM Inc. (CORTS)		7.125%	A1	A+	431,976
27,700	IBM Inc., Series 2001-1 (SATURNS)		7.125%	A1	A+	728,787
10,100	IBM Trust II (CORTS)		7.125%	A1	A+	265,075
18,300	IBM Trust IV (CORTS)		7.000%	NR	A+	485,865

	Consumer Finance - 0.8%
68,400	Countrywide Capital III (PPLUS)		8.050%	Baa1	BBB+	1,862,532
10,800	Household Capital Trust V, Series X		10.000%	A3	BBB+	284,580
40,900	Household Capital Trust VI		8.250%	A3	BBB+	1,104,709
98,100	Household Capital Trust VII		7.500%	A3	BBB+	2,628,099
15,200	SLM Corporation		6.000%	A2	A	370,728
174,000	SLM Corporation, Series A (a)		6.970%	Baa1	BBB+	9,961,500

	Diversified Financial Services - 4.9%
112,800	Bear Stearns Capital Trust III		7.800%	A2	BBB	3,010,632
107,600	Bear Stearns Companies, Series G (a)		5.490%	A3	NR	5,433,800
75,900	Countrywide Capital Trust II, Series II (CORTS)		8.000%	Baa1	BBB+	2,015,904
666,500	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	16,815,795
67,100	Fannie Mae (a)		4.750%	Aa3	NR	2,761,165
15,000	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	655,500
26,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	1,139,320
40,100	General Electric Capital Corporation		6.625%	Aaa	AAA	1,055,031
53,000	Household Finance Corporation		6.875%	A1	A	1,393,900
101,700	KeyCorp Capital Trust V		5.875%	A3	BBB	2,457,072
106,800	Lehman Brothers Holdings Inc., Series D (a)		5.670%	A3	NR	5,372,040
198,350	Lehman Brothers Holdings Inc., Series C (a)		5.940%	NR	BBB+	10,110,891
425,000	Lehman Brothers Holdings Inc., Series F (a)		6.500%	NR	BBB+	11,169,000
231,000	Merrill Lynch Capital Trust		7.000%	A1	A-	6,063,750
71,500	Merrill Lynch Capital Trust II		8.000%	A1	A-	1,957,670
185,300	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	4,912,303
47,800	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	1,285,342
278,400	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	7,516,800
115,080	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	2,948,350
211,850	Morgan Stanley Capital Trust II		7.250%	A1	A-	5,567,418
203,200	Morgan Stanley Capital Trust III		6.250%	A1	A-	5,045,456
137,900	Morgan Stanley Capital Trust IV		6.250%	A1	A-	3,403,372

	Diversified Telecommunication Services - 0.6%
55,900	AT&T Wireless, Series 2002-7 (CORTS)		8.000%	Baa2	BBB	1,475,760
34,200	BellSouth Capital Funding (CORTS)		7.100%	A1	A	884,070
11,900	BellSouth Corporation (CORTS)		7.000%	Aa3	A	312,078
17,300	BellSouth Corporation, CABCO Trust		9.750%	NR	A	432,327
48,600	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A1	NR	1,257,282
30,800	BellSouth Inc. (CORTS)		7.000%	Aa3	NR	810,656
70,600	BellSouth Telecommunications		7.300%	Aa3	A	1,881,490
57,900	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)		7.875%	Baa2	BBB+	1,531,455
50,000	SBC Communications Inc.		7.000%	A1	A	1,302,000
26,300	Verizon Communications (CORTS)		7.625%	A2	A+	716,675
50,700	Verizon New England Inc., Series B		7.000%	Aa3	NR	1,329,861
29,900	Verizon South Inc., Series F		7.000%	A1	A+	781,287

	Electric Utilities - 0.7%
5,000	Consolidated Edison Company		7.250%	A2	A-	133,000
12,000	Consolidated Edison Company of New York Inc.		7.500%	A1	A	318,360
4,000	Detroit Edison Company		7.375%	Baa2	BBB-	101,360
50,400	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	1,348,200
30,700	Dominion Resources Capital Trust II		8.400%	Baa2	NR	827,058
21,100	DTE Energy Trust I		7.800%	Baa3	BBB-	560,627
27,400	Entergy Louisiana Inc.		7.600%	Baa1	A-	732,128
6,600	Entergy Mississippi Inc.		7.250%	Baa2	A-	175,560
3,000	Georgia Power Capital Trust V		7.125%	A3	BBB+	79,020
130,000	Interstate Power and Light Company (a)		7.100%	Baa3	BBB-	3,526,250
11,000	Mississippi Power Capital Trust II		7.200%	A2	BBB+	289,300
33,600	Northern States Power Company		8.000%	A3	BBB-	912,240
1,500	OGE Energy Capital Trust I		8.375%	Baa2	BBB-	38,250
29,900	Southern Company Capital Trust I (CORTS)		7.375%	Baa1	BBB+	778,895
10,900	Southern Company Capital Trust I (CORTS)		8.190%	Baa1	BBB+	305,200
13,100	Southern Company Capital Trust VI		7.125%	Baa1	BBB+	345,185
122,300	Virginia Power Capital Trust		7.375%	Baa1	BBB	3,289,870

	Food Products - 0.4%
75,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	NR	7,800,000

	Gas Utilities - 0.1%
75,300	AGL Capital Trust II		8.000%	Baa2	BBB	2,000,721

	Healthcare Providers & Services - 0.8%
587,500	Aetna Incorporated		8.500%	Baa2	BBB	15,809,625

	Industrial Conglomerates - 0.0%
33,900	Philadelphia Authority for Industrial Development, Pennsylvania, Pension Funding Bonds, Series 1999C		6.550%	NR	AAA	850,890

	Insurance - 9.5%
157,500	ACE Capital Trust I, Series 1999		8.875%	Baa1	BBB-	4,032,000
1,337,883	Ace Ltd., Series C		7.800%	Baa2	BBB-	35,989,053
5,100	Allstate Corporation (PCARS)		7.150%	A2	A-	133,110
87,300	AMBAC Financial Group Inc.		5.950%	Aa2	AA	2,149,326
674,601	Delphi Financial Group Inc.		8.000%	Ba1	BBB	17,883,673
172,556	EverestRe Capital Trust II		6.200%	Baa1	BBB	4,049,889
87,500	EverestRe Group Limited		7.850%	Baa1	BBB	2,397,500
9,900	Financial Security Assurance Holdings		6.875%	Aa2	AA	257,697
20,200	Great-West L&A Capital Trust I, Series A		7.250%	A3	A-	508,030
284,500	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	7,422,605
40,400	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,065,348
5,000	ING Capital Funding Trust II		9.200%	A2	A-	133,300
722,775	ING Group NV		7.050%	NR	A-	18,886,111
584,220	ING Group NV		7.200%	A2	A-	15,540,252
53,400	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	1,415,100
1,402,300	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	36,810,375
3,600	MBIA Inc.		8.000%	Aa2	AA	96,156
78,200	PartnerRe Limited		7.900%	A3	BBB+	2,103,580
900,702	PartnerRe Limited, Series C		6.750%	Baa1	NR	22,904,852
74,400	PLC Capital Trust III		7.500%	Baa1	BBB+	1,953,744
67,200	PLC Capital Trust IV		7.250%	Baa1	BBB+	1,773,408
13,800	PLC Capital Trust V		6.125%	Baa1	BBB+	335,202
36,200	Prudential plc		6.750%	Baa1	A	920,566
113,900	RenaissanceRe Holdings Ltd., Series A		8.100%	NR	NR	3,059,354
124,700	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	NR	3,298,315
24,900	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	667,818
20,900	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	627,000
20,100	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	537,675
39,800	Safeco Capital Trust III (CORTS)		8.072%	NR	BBB-	1,062,660
16,300	Safeco Capital Trust IV (CORTS)		8.375%	NR	BBB-	442,056
37,300	Safeco Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	1,005,981
37,300	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	999,640
52,300	Torchmark Capital Trust I		7.750%	Baa1	A-	1,407,916
118,100	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)		8.125%	Baa3	BBB-	1,268,394
66,800	XL Capital Ltd., Series A		8.000%	A3	NR	1,824,976
101,100	XL Capital Ltd., Series B		7.625%	A3	NR	2,734,755

	Media - 0.1%
52,700	Viacom Inc.		7.300%	A3	A-	1,380,740

	Multi-Utilities & Unregulated Power - 0.1%
85,200	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,273,988

	Oil & Gas - 0.9%
685,000	Nexen Inc.		7.350%	Baa3	BBB-	18,351,150

	Pharmaceuticals - 0.1%
50,000	Bristol Myers Squibb Company (CORTS)		6.250%	A1	NR	1,272,500
16,900	Rhone-Poulenc Overseas, Series A		8.125%	A3	BBB	432,809

	Real Estate - 10.7%
318,355	AMB Property Corporation, Series L		6.500%	Baa2	BBB-	7,892,020
77,100	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	2,166,510
220,400	BRE Properties, Series B		8.080%	Baa3	BBB-	5,818,560
1,166,500	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	30,982,240
1,279,845	Developers Diversified Realty Corporation, Series H		7.375%	NR	BBB-	32,648,846
104,100	Developers Diversified Realty Corporation, Series G		8.000%	NR	BBB-	2,747,199
21,100	Duke Realty Corporation, Series K		6.500%	Baa2	BBB	517,794
98,000	Duke-Weeks Reality Corporation		6.625%	Baa2	NR	2,441,180
25,000	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	NR	1,364,845
5,400	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	142,614
192,100	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	5,134,833
467,489	Equity Residential Properties Trust, Series N		6.480%	NR	BBB	11,570,353
15,400	Equity Residential Properties Trust, Series D		8.600%	Baa2	NR	424,886
3,200	Equity Residential Properties Trust, Series C		9.125%	Baa2	NR	87,552
11,600	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	NR	326,888
93,676	Gables Residential Trust, Series D		7.500%	Baa3	BBB-	2,440,260
423,729	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	11,559,327
458,600	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	12,506,022
99,400	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	2,582,412
3,997	Prologis Trust, Series C		8.540%	Baa2	BBB	238,446
96,075	Prologis Trust, Series G		6.750%	NR	BBB	2,391,307
92,600	PS Business Parks Inc.		7.000%	Ba1	BBB-	2,268,700
240,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	6,122,400
31,000	Public Storage Inc., Series Q		8.600%	Baa2	NR	827,080
147,450	Public Storage Inc., Series R		8.000%	Baa2	BBB+	3,895,629
50,060	Public Storage Inc., Series S		7.875%	Baa2	BBB+	1,321,083
42,000	Public Storage Inc., Series T		7.625%	Baa2	BBB+	1,093,680
173,800	Public Storage Inc., Series U		7.625%	Baa2	BBB+	4,562,250
31,500	Public Storage Inc., Series V		7.500%	Baa2	NR	834,750
166,100	Regency Centers Corporation		7.450%	Baa3	BBB-	4,390,023
20,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	553,295
15,100	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	802,112
4,500	Vornado Realty Trust, Series C		8.500%	Ba1	BBB-	115,875
1,987,734	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	54,960,845
130,000	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	3,341,000

	Specialty Retail - 0.0%
26,400	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	695,640

	Wireless Telecommunication Services - 0.7%
28,000	AT&T Wireless Services Equity, Series 2002-B (SATURNS)		9.250%	Baa2	BBB	772,800
111,100	Telephone and Data Systems Inc.		7.600%	Baa1	A-	2,925,263
340,000	United States Cellular Corporation		7.500%	Baa1	A-	8,925,000
48,900	United States Cellular Corporation		8.750%	Baa1	NR	1,369,689
47,300	Verizon Communications (CORTS)		7.375%	NR	A+	1,267,167

	Total $25 Par (or similar) Securities (cost $949,716,641)					954,641,456

	CONVERTIBLE PREFERRED SECURITIES - 18.9% (13.0% of Total Investments)
	Aerospace & Defense - 0.4%
77,800	Northrop Grumman Corporation	7.250%	11/16/04	NR	NR	8,048,410

	Automobiles - 0.7%
278,685	Ford Motor Company Capital Trust II	6.500%	1/15/32	Baa2	BB	14,569,652

	Chemicals - 0.5%
84,400	IMC Global Inc.	7.500%	7/01/06	Caa1	NR	9,874,800

	Commercial Banks - 2.2%
162,000	Affiliated Managers Group Inc.	6.000%	11/17/04	NR	NR	4,115,610
394,500	Goldman Sachs Group Inc., Series EMC	6.125%	9/29/05	NR	NR	4,616,439
273,600	National Australia Bank Limited	7.875%	12/31/49	NR	NR	9,280,512
45,600	Provident Financial Group Incorporated	9.000%	8/17/05	NR	NR	1,716,840
217,375	Sovereign Capital Trust IV, Convertible Security	4.375%	3/01/34	Ba1	BB-	10,569,859
29,725	State Street Corporation	6.750%	2/15/06	NR	BB+	5,923,895
157,500	Washington Mutual Inc., Unit 1 Trust	5.375%	5/01/41	Baa1	BBB	8,656,043

	Communications Equipment - 1.3%
9,200	Lucent Technologies Capital Trust I	7.750%	3/15/17	Caa1	CCC-	10,286,796
200,100	Motorola Inc.	7.000%	11/16/04	Baa3	NR	10,021,008
115	Nortel Networks Corp.	7.000%	8/15/05	NR	NR	7,056,603

	Construction Materials - 0.5%
216,700	TXI Capital Trust I	6.500%	6/30/28	B3	B-	10,551,123

	Consumer Finance - 0.1%
45,000	Capital One Financial Corporation	6.250%	5/17/05	Baa3	BBB-	2,382,300

	Containers & Packaging - 0.4%
149,000	Temple Inland Inc.	7.500%	5/17/05	Baa3	BBB	8,430,420

	Diversified Financial Services - 0.9%
281,600	Citigroup Global Markets	2.000%	7/01/06	Aa1	NR	11,273,856
309,000	Gabelli Asset Management Inc.	6.950%	2/17/05	Baa2	BBB	7,774,440

	Electric Utilities - 1.9%
86,975	Aquila Inc.	6.750%	9/15/07	B2	B-	2,661,435
260,000	Centerpoint Energy Inc.	2.000%	9/15/29	Ba2	BBB-	8,580,000
197,500	Dominion Resources Inc.	8.750%	5/15/06	Baa1	BBB+	10,684,750
154,500	FPL Group Inc.	8.000%	2/16/06	NR	A-	8,647,365
151,300	Public Service Enterprise Group	10.250%	11/16/05	Baa3	NR	8,858,615

	Electronic Equipment & Instruments - 0.7%
60,775	General Cable Corporation, 144A	5.750%	11/24/13	NR	NR	4,087,119
182,200	Pioneer-Standard Financial Trust	6.750%	3/31/28	B2	NR	10,203,200

	Food & Staples Retailing - 0.3%
257,025	Albertsons Inc.	7.250%	5/16/07	Baa2	NR	6,656,948

	Gas Utilities - 0.5%
320,750	Sempra Energy	8.500%	5/17/05	NR	BBB+	9,930,420

	Healthcare Equipment & Supplies - 0.6%
244,000	Baxter International Inc.	7.000%	2/18/06	Baa1	NR	13,115,000

	Healthcare Providers & Services - 0.4%
86,500	Anthem Inc.	6.000%	11/15/04	NR	BBB-	8,658,650

	Hotels Restaurants & Leisure - 0.4%
157,000	Host Marriott Financial Trust	6.750%	12/01/26	B2	NR	8,281,750

	Household Durables - 0.4%
187,325	Newell Financial Trust I	5.250%	12/01/27	Baa3	BBB-	8,195,469

	Insurance - 2.9%
147,000	Chubb Corporation	7.000%	11/16/05	NR	A	4,116,000
395,000	Genworth Financial Inc.	6.000%	5/16/07	A2	A	11,534,000
150,000	PartnerRe Limited	8.000%	12/31/04	Baa1	BBB+	7,650,000
140,000	PMI Group Inc.	5.875%	11/15/06	A1	A	3,654,000
194,100	Prudential Financial Capital Trust I	6.750%	11/15/04	A3	A-	13,552,062
167,000	Reinsurance Group of America Inc.	5.750%	3/15/51	Baa2	BBB	9,686,000
100,000	UnumProvident Corporation	8.250%	5/15/06	Ba1	BB+	3,256,000
340,650	XL Capital Limited	6.500%	5/15/07	A2	A	8,417,462

	Marine - 0.5%
222,100	Teekay Shipping Corporation	7.250%	2/16/06	NR	BB-	11,105,000

	Media - 1.0%
374,000	Cablevision Systems Corporation, Trust I	6.500%	11/15/04	NR	NR	7,805,380
137,000	Emmis Communications Corporation, Series A	6.250%	12/31/49	Caa1	CCC+	5,740,300
70,350	Interpublic Group, Series A	5.375%	12/15/06	NR	NR	2,921,636
97,500	Sinclair Broadcast Group Inc., Series D	6.000%	12/15/49	Caa1	B-	3,922,425

	Metals & Mining - 0.2%
24,300	Phelps Dodge Corporation	0.000%	8/15/05	NR	BB	4,707,882

	Office Electronics - 0.3%
78,350	Xerox Corporation, 144A	7.500%	11/27/21	Ba3	B-	6,121,094

	Oil & Gas - 0.7%
50,000	Amerada Hess Corporation	7.000%	12/01/06	Ba3	BB	3,991,000
8,955	Chesapeake Energy Corporation, 144A	4.125%	12/31/49	B3	B-	10,119,150

	Pharmaceuticals - 0.5%
176,425	Schering-Plough Corporation	6.000%	9/14/07	Baa3	BBB	9,341,704

	Real Estate - 0.6%
225,250	Equity Office Properties Trust, Series B	5.250%	2/15/08	Baa2	NR	11,470,856

	Total Convertible Preferred Securities (cost $363,557,843)					392,821,278

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CONVERTIBLE BONDS - 27.2% (18.6% of Total Investments)
	Aerospace & Defense - 0.6%
3,860	AAR Corporation, 144A	2.875%	2/01/24	B2	BB-	3,527,075
4,900	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	NR	NR	5,230,750
3,250	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	NR	NR	3,635,938

	Airlines - 0.8%
8,450	American Airlines Corporation, 144A	4.250%	9/23/23	Caa2	CCC	5,608,688
8,050	Continental Airlines Inc.	4.500%	2/01/07	Caa2	CCC+	5,755,750
3,200	Northwest Airlines Corporation	6.625%	5/15/23	Caa1	CCC+	2,528,000
2,250	Northwest Airlines Corporation, Convertible Notes, 144A	6.625%	5/15/23	Caa1	CCC+	1,777,500

	Auto Components - 0.2%
6,440	Lear Corporation	0.000%	2/20/22	Baa3	BBB-	3,252,200

	Automobiles - 2.1%
3,595	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	B	5,621,681
1,046	General Motors Corporation	6.250%	7/15/33	Baa1	BBB	29,450,530
8,700	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B3	B+	8,536,875

	Biotechnology - 1.5%
6,275	Allergan Inc., Convertible Zero Coupon Senior Notes	0.000%	11/06/22	A3	A	5,765,156
6,775	Chiron Corporation, 144A	2.750%	6/30/34	NR	A-	7,113,750
3,790	Imclone Systems Inc., 144A	1.375%	5/15/24	NR	NR	3,671,563
5,975	Ivax Corporation, Convertible Note, 144A	1.500%	3/01/24	NR	NR	6,340,969
8,500	Ivax Corporation, Convertible Senior Subordinated Notes	4.500%	5/15/08	NR	NR	8,457,500

	Commercial Services & Supplies - 0.4%
8,900	Bowne and Company Incorporated, 144A	5.000%	10/01/33	Caa1	B-	9,178,125

	Communications Equipment - 1.7%
3,700	Agere Systems Inc.	6.500%	12/15/09	B3	B	3,723,125
7,889	Ciena Corporation	3.750%	2/01/08	B2	B	7,889,000
11,500	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	Baa3	BBB-	10,565,625
3,775	Lucent Technologies Inc.	2.750%	6/15/23	B2	B	4,704,594
6,850	Skyworks Solutions Inc.	4.750%	11/15/07	NR	NR	8,622,438

	Computers & Peripherals - 0.3%
11,635	Hewlett-Packard Company	0.000%	10/14/17	Baa1	BBB+	6,617,406

	Construction & Engineering - 0.4%
8,500	Quanta Services Incorporated	4.000%	7/01/07	NR	NR	8,053,750

	Consumer Finance - 0.4%
8,000	Providian Financial Corporation, Convertible Senior Notes	3.250%	8/15/05	B2	B	7,920,000

	Diversified Financial Services - 0.7%
6,550	Capitalsource Inc., 144A	3.500%	7/15/34	NR	NR	6,599,125
2,650	JMH Finance Limited	4.750%	9/06/07	NR	NR	2,775,976
4,075	Leucadia National Corporation, 144A	3.750%	4/15/14	Ba3	B+	4,401,000

	Electric Utilities - 0.3%
2,630	PG&E Corporation	9.500%	6/30/10	NR	NR	6,519,113

	Electronic Equipment & Instruments - 1.1%
21,000	Anixter International Inc.	0.000%	6/28/20	Ba3	BB+	7,455,000
12,750	Arrow Electronics Inc.	0.000%	2/21/21	Baa3	BBB-	6,821,250
8,195	Fisher Scientific International Inc.	3.250%	3/01/24	Ba3	BB+	8,840,356

	Energy Equipment & Services - 1.1%
4,000	Maverick Tube Corporation	4.000%	6/15/33	NR	NR	5,465,000
4,500	Maverick Tube Corporation, Convertible Notes, 144A	4.000%	6/15/33	NR	NR	6,148,125
9,250	Schlumberger Limited	2.125%	6/01/23	A1	A+	9,990,000
1,210	Willbros Group Inc., 144A	2.750%	3/15/24	NR	NR	1,213,025

	Healthcare Providers & Services - 0.4%
8,700	Lifepoint Hospitals Inc., Convertible Subordinate Notes	4.500%	6/01/09	B3	NR	8,656,500

	Hotels Restaurants & Leisure - 2.0%
10,775	Carnival Corporation	2.000%	4/15/21	A3	A-	14,142,188
3,425	Hilton Hotels Corporation	3.375%	4/15/23	Baa3	BBB-	3,780,344
7,125	Kerzner International Limited, 144A	2.375%	4/15/24	B2	B	6,955,781
16,000	Royal Caribbean Cruises Limited, Senior Convertible Zero Coupon Liquid Yield Option Notes	0.000%	2/02/21	Ba2	BB+	8,520,000
7,755	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	Ba1	BB+	8,462,644

	Industrial Conglomerates - 1.0%
7,000	Tyco International Group Limited, Convertible Notes, 144A	3.125%	1/15/23	Baa3	BBB	10,517,500
7,200	Tyco International Group SA	3.125%	1/15/23	Baa3	BBB	10,818,000

	IT Services - 0.7%
7,100	Digital River Inc., 144A	1.250%	1/01/24	NR	NR	7,206,500
7,000	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Ba1	BBB-	7,008,750

	Leisure Equipment & Products - 0.4%
7,000	Hasbro Inc.	2.750%	12/01/21	Baa3	BB+	7,595,000
1,165	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	NR	NR	1,580,031

	Media - 4.7%
415	Comcast Corporation	2.000%	10/15/29	Ba2	BBB-	17,803,500
4,500	Interpublic Group Companies Inc.	4.500%	3/15/23	Baa3	BB+	5,371,875
9,100	Interpublic Group Companies, Convertible Subordinated Notes	1.870%	6/01/06	Ba1	BB-	8,679,125
6,340	Lamar Advertising Company, Convertible Notes	2.875%	12/31/10	B2	B	6,910,600
6,990	Liberty Media Corporation	0.750%	3/30/23	Baa3	BBB-	7,540,463
15,750	Liberty Media Corporation, Senior Debentures, Exchangeable for Class B Viacom Common Stock	3.250%	3/15/31	Baa3	BBB-	14,352,188
26,800	Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	Baa3	BBB-	19,061,500
1,050	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	NR	NR	1,055,250
4,200	Lions Gate Entertainment Corporation, Convertible Bond, 144A	4.875%	12/15/10	NR	NR	7,255,500
8,050	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	Baa1	BBB+	8,301,563

	Office Electronics - 0.4%
8,200	IOS Capital LLC, Convertible Subordinate Debentures, 144A	5.000%	5/01/07	Ba3	B+	8,497,250

	Oil & Gas - 0.7%
8,600	Kerr-McGee Corporation	5.250%	2/15/10	Ba1	BBB-	9,234,250
4,170	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	NR	NR	5,123,888

	Pharmaceuticals - 1.5%
2,400	Alexion Pharmaceuticals Inc.	5.750%	3/15/07	NR	NR	2,397,000
1,255	Atherogenics Inc., 144A	4.500%	9/01/08	NR	NR	2,921,013
5,000	Cephalon Inc., Convertible Subordinate Notes	0.000%	6/15/33	NR	B-	5,056,250
5,425	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	NR	BBB	5,187,656
4,350	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	NR	B	4,594,688
2,545	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	NR	B	2,742,238
8,500	Wyeth, 144A	1.000%	1/15/24	Baa1	A	8,390,435

	Real Estate - 0.9%
3,625	Avatar Holdings Inc., 144A	4.500%	4/01/24	NR	NR	3,797,188
10,800	EOP Operating LP, Convertible Notes	7.250%	11/15/08	Baa2	BBB+	10,908,000
4,510	Trizec Hahn Corporation	3.000%	1/29/21	Ba1	NR	3,292,300

	Semiconductors & Equipment - 0.3%
5,500	ASM Lithography Holding NV	5.750%	10/15/06	B3	NR	6,041,750

	Software - 0.7%
4,200	Computer Associates International Inc.	5.000%	3/15/07	Ba1	BBB-	4,893,000
7,100	Mentor Graphics Corporation, Convertible Subordinate Notes	6.875%	6/15/07	NR	NR	7,366,250
3,025	Novell Inc., 144A	0.500%	7/15/24	NR	NR	2,801,906

	Specialty Retail - 1.1%
7,820	Charming Shoppes Inc.	4.750%	6/01/12	B2	BB-	8,230,550
11,450	Lowes Companies Inc.	0.000%	2/16/21	A2	A	10,362,250
5,900	TJX Companies Inc.	0.000%	2/13/21	Baa1	A-	4,852,750

	Textiles & Apparel - 0.3%
6,025	Reebok International Ltd., 144A	2.000%	5/01/24	Baa3	BBB	6,115,375

	Wireless Telecommunication Services - 0.5%
4,100	NII Holdings Inc., 144A	2.875%	2/01/34	NR	NR	4,504,875
2,975	NII Holdings Inc., 144A	3.500%	9/15/33	NR	NR	5,143,031

	Total Convertible Bonds ($531,727,375)					563,804,653

	CORPORATE BONDS - 16.5% (11.3% of Total Investments)
	Auto Components - 0.6%
6,360	Asbury Automotive Group Inc.	9.000%	6/15/12	B3	B	6,360,000
2,160	Keystone Automotive Operations Inc.	9.750%	11/01/13	B3	B-	2,160,000
4,580	Tenneco Auto, Inc.	10.250%	7/15/13	B2	B-	4,580,000

	Automobiles - 2.3%
2,000	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	2,250,360
7,570	Ford Motor Company, Debentures	7.700%	5/15/97	Baa1	BBB-	7,235,603
17,095	Ford Motor Company, Debentures	9.980%	2/15/47	Baa1	BBB-	21,107,607
15,630	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa1	BBB	16,642,324

	Chemicals - 0.3%
6,809	OM Group Inc.	9.250%	12/15/11	Caa1	B-	6,808,750

	Commercial Services & Supplies - 0.4%
5,161	Allied Waste North America, Series B	10.000%	8/01/09	B3	B+	5,160,600
1,885	United Rentals of North America Inc.	7.750%	11/15/13	B2	B+	1,885,000
2,155	Williams Scotsman Inc.	10.000%	8/15/08	B2	B	2,155,000

	Communications Equipment - 0.2%
3,762	Avaya Inc.	11.125%	4/01/09	B1	B+	3,761,875

	Construction Materials - 0.1%
2,310	Texas Industries Inc.	10.250%	6/15/11	B1	BB-	2,310,000

	Containers & Packaging - 0.7%
2,270	Berry Plastics Corporation	10.750%	7/15/12	B3	B-	2,270,000
3,916	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B	3,915,750
3,210	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B3	B	3,210,000
3,083	Owens-Illinois Inc.	7.500%	5/15/10	Caa1	B	3,082,500
2,282	United States Can Corporation, Series B	10.875%	7/15/10	Caa1	CCC+	2,281,825

	Diversified/Conglomerate Manufacturing - 0.2%
4,440	Jacuzzi Brands Inc.	9.625%	7/01/10	B3	B	4,440,000

	Electric Utilities - 0.1%
2,190	Midwest Generation LLC	8.750%	5/01/34	B1	B-	2,190,000

	Food & Staples Retailing - 0.2%
3,158	Stater Brothers Holdings Inc., 144A	8.125%	6/15/12	B1	BB-	3,157,500

	Food Products - 1.0%
8,504	Del Monte Corporation	8.625%	12/15/12	B2	B	8,504,175
7,779	Dole Foods Company	7.875%	7/15/13	B2	B+	7,778,750
1,571	Dole Foods Company	8.625%	5/01/09	B2	B+	1,571,325
3,640	Seminis Vegetable Seeds Inc.	10.250%	10/01/13	B3	B-	3,640,000

	Healthcare Providers & Services - 0.3%
2,165	Service Corporation International	7.700%	4/15/09	B1	BB	2,165,000
1,015	Service Corporation International	8.375%	12/15/04	B1	BB	1,015,000
3,098	US Oncology Inc., 144A	10.750%	8/15/14	B3	B-	3,097,500

	Hotels Restaurants & Leisure - 2.2%
5,774	Aztar Corporation	9.000%	8/15/11	Ba3	B+	5,773,875
4,391	Boyd Gaming Corporation	7.750%	12/15/12	B1	B+	4,390,813
2,626	Boyd Gaming Corporation	8.750%	4/15/12	B1	B+	2,626,400
3,450	Dominos Inc.	8.250%	7/01/11	B2	B-	3,449,550
4,269	Intrawest Corporation	7.500%	10/15/13	B1	B+	4,269,125
3,798	Intrawest Corporation, Senior Notes	10.500%	2/01/10	B1	B+	3,797,500
3,488	Las Vegas Sands Inc., Venetian Casino Resorts, LLC Mortgage Notes	11.000%	6/15/10	B2	B	3,487,500
2,120	MGM Mirage, Inc.	6.750%	8/01/07	Ba1	BB+	2,120,000
3,693	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	3,692,500
1,135	Park Place Entertainment	7.875%	3/15/10	Ba2	BB-	1,135,000
1,118	Park Place Entertainment	9.375%	2/15/07	Ba2	BB-	1,117,500
543	Penn National Gaming Inc., Series B	11.125%	3/01/08	B2	B	542,500
4,405	PennNational Gaming Inc., Senior Subordinated Notes	8.875%	3/15/10	B2	B	4,405,000
2,015	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	CCC+	2,015,000
3,090	Pinnacle Entertainment Inc.	8.750%	10/01/13	Caa1	CCC+	3,090,000

	IT Services - 0.2%
4,260	Global Cash Access LLC, Senior Subordinate Note, 144A	8.750%	3/15/12	Caa1	B-	4,260,000

	Machinery - 0.3%
3,375	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B3	B	3,375,000
3,405	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	B3	B	3,405,000

	Media - 4.0%
7,176	Allbritton Communications Company, Series B	7.750%	12/15/12	B3	B-	7,176,000
1,890	AMC Entertainment Inc., 144A	8.000%	3/01/14	B3	CCC+	1,890,000
2,445	American Media Operations Inc.	8.875%	1/15/11	B2	B-	2,444,663
6,345	American Media Operations Inc., Series B	10.250%	5/01/09	B2	B-	6,345,000
3,135	Cablevision Systems Corporation	7.250%	7/15/08	B1	BB-	3,135,000
2,135	Cablevision Systems Corporation	8.125%	7/15/09	B1	BB-	2,135,000
5,338	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B1	BB-	5,337,500
1,003	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B2	B-	1,002,500
6,735	Cinemark USA Inc.	9.000%	2/01/13	B3	B-	6,735,000
1,140	Dex Media West LLC	8.500%	8/15/10	B1	B	1,140,000
2,594	Dex Media West LLC	9.875%	8/15/13	B2	B	2,593,640
3,113	Lowes Cineplex Entertainment Corporation, 144A	9.000%	8/01/14	B3	CCC+	3,112,500
4,260	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B1	BB-	4,259,775
3,960	Media News Group Inc.	6.375%	4/01/14	B2	B+	3,960,000
8,040	Primedia Inc., Senior Notes	8.875%	5/15/11	B3	B	8,040,000
2,435	R H Donnelley Finance Corp 1	10.875%	12/15/12	B2	B+	2,435,000
2,150	Sun Media Corporation	7.625%	2/15/13	Ba3	B	2,150,000
10,800	Vertis Inc.	9.750%	4/01/09	B2	B-	10,800,000
1,068	Young Broadcasting Inc.	8.500%	12/15/08	B2	B	1,067,500
1,930	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	CCC+	1,930,000
5,693	Young Broadcasting Inc., Senior Subordinate Notes	10.000%	3/01/11	Caa1	CCC+	5,692,500

	Metals & Mining - 0.1%
1,934	United States Steel Corporation	9.750%	5/15/10	B1	BB-	1,934,300

	Multiline Retail - 0.2%
1,195	Saks Inc., Notes	9.875%	10/01/11	Ba3	BB	1,195,000
1,005	Saks Inc.	7.375%	2/15/19	Ba3	BB	1,005,000
2,150	Saks Inc., Notes	7.500%	12/01/10	Ba3	BB	2,150,000

	Office Electronics - 0.1%
1,060	IOS Capital LLC, Senior Notes	7.250%	6/30/08	Ba1	BB	1,060,000

	Oil & Gas - 0.4%
2,941	Chesapeake Energy Corporation	9.000%	8/15/12	Ba3	BB-	2,941,043
2,160	Premcor Refining Group Inc.	7.500%	6/15/15	Ba3	BB-	2,160,000
1,085	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	1,085,000
1,105	Tesoro Petroleum Corporation, Senior Subordinate Notes, Series B	9.625%	11/01/08	B2	BB-	1,105,000

	Paper & Forest Products - 0.4%
2,290	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	Ba3	BB+	2,290,000
5,800	Georgia Pacific Corporation, Notes	8.125%	5/15/11	Ba3	BB+	5,800,000

	Pharmaceuticals - 0.2%
3,195	Quintiles Transitional Corporation	10.000%	10/01/13	B3	B	3,195,000

	Real Estate - 1.0%
1,046	D.R. Horton, Inc.	10.500%	4/01/05	Ba1	BB+	1,046,250
5,051	K. Hovnanian Enterprises Inc., Senior Subordinate Notes	8.875%	4/01/12	Ba3	B+	5,051,250
5,650	KB Home	8.625%	12/15/08	Ba2	BB-	5,650,000
4,680	Universal City Development Partners	11.750%	4/01/10	B2	B-	4,680,000
3,480	William Lyon Homes Inc., Unsecured Senior Note	10.750%	4/01/13	B2	B	3,480,000

	Road & Rail - 0.2%
3,439	Laidlaw International Inc.	10.750%	6/15/11	B2	B+	3,438,750

	Scientific Instruments - 0.1%
1,688	Fisher Scientific International Inc.	8.000%	9/01/13	Ba3	BB+	1,687,500

	Specialty Retail - 0.0%
1,035	Suburban Propane Partners LP	6.875%	12/15/13	B1	B	1,035,000

	Textiles & Apparel - 0.5%
1,008	Jostens IH Corporation, 144A	7.625%	10/01/12	B3	B-	1,007,500
8,940	Warnaco Inc., Senior Notes	8.875%	6/15/13	B2	B	8,940,000

	Wireless Telecommunication Services - 0.2%
4,320	Nextel Communications Inc.	7.375%	8/01/15	Ba3	BB	4,320,000

	Total Corporate Bonds (cost $325,700,798)					341,326,878

	CAPITAL PREFERRED SECURITIES - 35.7% (24.4% of Total Investments)
	Commercial Banks - 27.3%
2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,022,884
20,000	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	27,070,760
45,300	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	45,755,265
2,400	ANZ Capital Trust I, 144A	5.360%	12/29/49	A2	A-	2,423,395
12,840	Bank One Capital III	8.750%	9/01/30	A1	A-	17,186,494
1,974	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A-	2,202,589
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	A-	2,886,393
5,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Aa3	A-	5,606,455
2,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A-	2,263,026
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,124,567
1,500	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	1,839,704
500	Barnett Capital I	8.060%	12/01/26	Aa3	A-	559,396
15,750	BNP Paribas Capital Trust	7.200%	12/31/49	NR	A+	16,545,706
6,273	BT Capital Trust, Series B1	7.900%	1/15/27	A2	NR	7,084,594
15,000	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	A-	16,979,520
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,199,514
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	NR	A	1,299,810
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	NR	A	33,971,280
21,000	CBA Capital Trust I, 144A	5.805%	12/30/49	A2	NR	21,779,457
900	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	976,240
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	A	1,194,885
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	BBB-	3,381,138
2,500	DBS Capital Funding Corporation, Series 01A, 144A	7.657%	3/15/49	A1	A-	2,908,128
5,000	Farm Credit Bank of Texas	7.561%	11/05/49	NR	NR	5,188,815
2,350	FBS Capital Trust I	8.090%	11/15/26	A1	A-	2,645,475
4,315	First Chicago NBD Institutional Capital Trust, Series B, 144A	7.750%	12/01/26	A1	NR	4,745,451
6,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	6,697,296
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	6,483,758
11,550	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	13,117,196
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	4,547,118
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	BBB+	4,317,968
2,000	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	BBB+	2,233,112
500	First Union Institutional Capital II	7.850%	1/01/27	A1	BBB+	563,034
8,300	Goldman Sachs Group Inc.	6.345%	2/15/34	A1	A-	8,353,859
3,365	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	3,812,757
48,400	HBOS Capital Funding LP, Notes	6.850%	3/01/49	NR	A	49,639,330
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	16,187,588
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	21,445,298
2,150	JPM Capital Trust I	7.540%	1/15/27	A1	A-	2,300,992
3,000	JPM Capital Trust II	7.950%	2/01/27	A1	A-	3,349,740
19,105	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	23,650,385
15,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	16,625,160
17,000	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	17,659,889
19,335	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	NR	21,505,972
1,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	1,206,129
18,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	20,914,158
500	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	555,097
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,039,070
16,750	RBS Capital Trust B	6.800%	12/31/49	NR	A	17,228,481
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	2,289,448
1,202	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	1,313,826
3,400	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	4,068,528
6,200	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	7,630,693
2,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A2	A	2,221,188
4,472	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	NR	5,150,447
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	A	10,365,669
23,490	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A1	A	28,981,798
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	4,264,778
2,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	2,311,724

	Consumer Finance - 0.0%
500	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	540,063

	Diversified Financial Services - 1.4%
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	4,713,028
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	NR	NR	24,271,467

	Diversified Telecommunication Services - 1.5%
24,080	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	31,161,037

	Gas Utilities - 1.0%
18,855	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	20,758,959

	Insurance - 3.8%
987	Allstate Financing II	7.830%	12/01/45	A2	A-	1,101,966
10,000	American General Capital II	8.500%	7/01/30	Aa1	AA	13,408,740
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa1	AA	6,434,190
612	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	664,687
10,000	ING Capital Funding Trust III	8.439%	12/30/49	A2	A-	12,092,850
3,750	Prudential plc	6.500%	6/29/49	Baa1	A	3,658,204
13,390	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	15,461,054
23,513	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	26,915,702

	Real Estate - 0.7%
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	NR	BBB+	14,551,554

	Total Capital Preferred Securities (cost $734,526,413)					740,605,928

	REPURCHASE AGREEMENTS - 1.5% (1.1% of Total Investments)
7,967	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase					7,967,278
	price $7,967,654, collateralized by $7,625,000 U.S. Treasury Bonds,
	5.250%, due 11/15/28, value $8,131,346
24,000	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase					24,000,000
	price $24,001,133, collateralized by $17,645,000 U.S. Treasury
	Bonds, 8.125%, due 8/15/19, value $24,482,438

	Total Repurchase Agreements (cost $31,967,278)					31,967,278

	Total Investments (cost $2,937,196,348) - 145.9%					3,025,167,471

						Market
Shares	Description(1)					Value

	COMMON STOCKS SOLD SHORT - (3.4)%
	Aerospace & Defense - (0.2)%
(58,500)	Northrop Gruman Corporation					(3,119,805)

	Automobiles - (0.2)%
(335,000)	Ford Motor Company					(4,706,750)

	Chemicals - (0.4)%
(526,150)	IMC Global Inc.					(9,149,749)

	Commercial Banks - (0.2)%
(49,000)	Affiliated Managers Group Inc.					(2,623,460)
(40,617)	National City Corporation					(1,568,629)

	Communications Equipment - (0.2)%
(1,300,000)	Lucent Technologies Inc.					(4,121,000)

	Consumer Finance - (0.1)%
(15,072)	Capital One Financial Corporation					(1,113,821)

	Electric Utilities - (0.2)%
(541,680)	Aquila Inc.					(1,690,042)
(61,715)	PG&E Corporation					(1,876,136)

	Food & Staples Retailing - (0.1)%
(90,060)	Albertsons, Inc.					(2,155,136)

	Healthcare Equipment & Supplies - (0.4)%
(265,000)	Baxter International Inc.					(8,522,400)

	Insurance - (0.5)%
(37,650)	Chubb Corporation					(2,646,042)
(90,200)	Genworth Financial Inc.					(2,101,660)
(53,539)	PMI Group Inc.					(2,172,613)
(169,560)	UnumProvident Corporation					(2,660,396)

	Leisure Equipment & Products - (0.0)%
(62,765)	K2 Inc.					(898,167)

	Media - (0.4)%
(369,000)	Cablevision Systems Corporation					(7,483,320)

	Metals & Mining - (0.2)%
(49,762)	Phelps Dodge Corporation					(4,579,597)

	Oil & Gas - (0.2)%
(40,187)	Amerada Hess Corporation					(3,576,643)

	Pharmaceuticals - (0.1)%
(163,190)	Schering-Plough Corporation					(3,110,401)

	Total Common Stocks Sold Short (proceeds $61,741,127)					(69,875,767)

	Other Assets Less Liabilities - 4.0%					83,870,961

	FundPreferred Shares, at Liquidation Value - (46.5)%					(965,000,000)

	Net Assets Applicable to Common Shares - 100%					$ 2,074,162,665

Interest Rate Swap Transactions Outstanding at September 30, 2004:

					Unrealized
	Notional			Termination	Appreciation
	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

	$97,000,000	1.3605%	1.8325%	1/23/05	$ 231,379
	97,000,000	2.0250	1.8325	1/23/06	747,693
	97,000,000	2.6790	1.8325	1/23/07	757,049
	97,000,000	3.0480	1.8325	1/23/08	934,959
	97,000,000	3.3595	1.8325	1/23/09	1,000,909

					$3,671,989

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments (net of proceeds received on securities sold short) was
$2,879,133,036.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$121,205,695
	Depreciation	(45,047,027)

	Net unrealized appreciation of investments	$76,158,668

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.